Note 25 - Post-employment and other employee benefit commitments - Defined Benefits (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Changes In Net Defined Benefit Liability Asset Abstract
Employer contributions		€ 87		€ 87	€ 84
Past service cost expense		3		(2)	26
Remeasurements benefit commitments	[1]	31		3	20
Other provision expenses		82		95	44
Provisions to post employment benefit commitments to former members of the Board of Directors and the Banks Management		341
Commitments To Former Members Of Board Of Directors And Management		€ 2,210		€ 2,559	€ 2,855
Number of employees who acept the option to takeb retirement or early retirement (earlier than the age stipulated in the collective labor agreement in force)		731		613	1,817
Long Term Defined Benefit Commitments [Member] | Defined Benefit Obligation [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		€ 8,851		€ 9,184	€ 8,622
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		64		67	57
Interest Expense Income		290		299	309
Defined benefit plan expense benefit commitments		4		5	2
Employer contributions		0		0	0
Past service cost expense		231		235	530
Remeasurements benefit commitments		331		354	42
Return on plan assets		0		0	0
From changes in demographic assumptions		100		107	8
From changes in financial assumptions		220		106	(53)
Other actuarial gain and losses		12		141	88
Total Estimated Benefit Payments		(1,029)		(1,052)	(1,086)
Settlement payments		0		(43)	(2)
Business Combinations and disposals		0		0	795
Effect on changes in foreign exchange rates		(278)		(282)	(136)
Transformation into defined benefit		(82)		0	0
Other provision expenses		(1)		84	50
Balance at the end Liability asset of defined benefit plans		8,384		8,851	9,184
Long Term Defined Benefit Commitments [Member] | Defined Benefit Obligation [Member] | Spain [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		6,157		6,491
Changes In Net Defined Benefit Liability Asset Abstract
Balance at the end Liability asset of defined benefit plans		5,442		6,157	6,491
Long Term Defined Benefit Commitments [Member] | Defined Benefit Obligation [Member] | Mexico [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		1,456		1,527
Changes In Net Defined Benefit Liability Asset Abstract
Balance at the end Liability asset of defined benefit plans		1,661		1,456	1,527
Long Term Defined Benefit Commitments [Member] | Defined Benefit Obligation [Member] | United States [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		385		362
Changes In Net Defined Benefit Liability Asset Abstract
Balance at the end Liability asset of defined benefit plans		360		385	362
Long Term Defined Benefit Commitments [Member] | Defined Benefit Obligation [Member] | Turkey [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		447		435
Changes In Net Defined Benefit Liability Asset Abstract
Balance at the end Liability asset of defined benefit plans		520		447	435
Long Term Defined Benefit Commitments [Member] | Plan Assets [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		3,022		3,124	2,937
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		0		0	0
Interest Expense Income		223		207	201
Defined benefit plan expense benefit commitments		4		5	2
Employer contributions		25		154	8
Past service cost expense		0		0	0
Remeasurements benefit commitments		161		(5)	(113)
Return on plan assets		161	[2]	(20)	(106)
From changes in demographic assumptions		0		0	0
From changes in financial assumptions		0		0	0
Other actuarial gain and losses		0		15	(7)
Total Estimated Benefit Payments		(169)		(169)	(146)
Settlement payments		0		0	(17)
Business Combinations and disposals		0		0	321
Effect on changes in foreign exchange rates		(258)		(293)	(98)
Transformation into defined benefit		0		0	0
Other provision expenses		(1)		0	28
Balance at the end Liability asset of defined benefit plans		3,006		3,022	3,124
Long Term Defined Benefit Commitments [Member] | Plan Assets [Member] | Spain [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		358		380
Changes In Net Defined Benefit Liability Asset Abstract
Balance at the end Liability asset of defined benefit plans		320		358	380
Long Term Defined Benefit Commitments [Member] | Plan Assets [Member] | Mexico [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		1,627		1,745
Changes In Net Defined Benefit Liability Asset Abstract
Balance at the end Liability asset of defined benefit plans		1,602		1,627	1,745
Long Term Defined Benefit Commitments [Member] | Plan Assets [Member] | United States [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		339		329
Changes In Net Defined Benefit Liability Asset Abstract
Balance at the end Liability asset of defined benefit plans		309		339	329
Long Term Defined Benefit Commitments [Member] | Plan Assets [Member] | Turkey [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		348		337
Changes In Net Defined Benefit Liability Asset Abstract
Balance at the end Liability asset of defined benefit plans		424		348	337
Long Term Defined Benefit Commitments [Member] | Net defined benefit liability (asset) [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		5,829		6,060	5,685
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		64		67	57
Interest Expense Income		68		92	108
Defined benefit plan expense benefit commitments		0		0	0
Employer contributions		(25)		(154)	(8)
Past service cost expense		231		235	530
Remeasurements benefit commitments		171		359	155
Return on plan assets		(161)		20	106
From changes in demographic assumptions		100		107	8
From changes in financial assumptions		220		106	(53)
Other actuarial gain and losses		12		125	94
Total Estimated Benefit Payments		(861)		(883)	(940)
Settlement payments		0		(43)	15
Business Combinations and disposals		0		0	474
Effect on changes in foreign exchange rates		(19)		11	(38)
Transformation into defined benefit		(82)		0	0
Other provision expenses		0		84	22
Balance at the end Liability asset of defined benefit plans		5,378		5,829	6,060
Long Term Defined Benefit Commitments [Member] | Net defined benefit liability (asset) [Member] | Spain [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		5,799		6,111
Changes In Net Defined Benefit Liability Asset Abstract
Balance at the end Liability asset of defined benefit plans		5,122		5,799	6,111
Long Term Defined Benefit Commitments [Member] | Net defined benefit liability (asset) [Member] | Mexico [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		(171)		(219)
Changes In Net Defined Benefit Liability Asset Abstract
Balance at the end Liability asset of defined benefit plans		60		(171)	(219)
Long Term Defined Benefit Commitments [Member] | Net defined benefit liability (asset) [Member] | United States [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		46		33
Changes In Net Defined Benefit Liability Asset Abstract
Balance at the end Liability asset of defined benefit plans		51		46	33
Long Term Defined Benefit Commitments [Member] | Net defined benefit liability (asset) [Member] | Turkey [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		99		98
Changes In Net Defined Benefit Liability Asset Abstract
Balance at the end Liability asset of defined benefit plans		96		99	98
Medical Benefit Commitment [Member] | Defined Benefit Obligation [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		1,015		1,022	1,083
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		26		24	31
Interest Expense Income		101		86	95
Defined benefit plan expense benefit commitments		0		0	0
Employer contributions		0		0	0
Past service cost expense		(11)		(5)	1
Remeasurements benefit commitments		200		59	(87)
Return on plan assets		0		0	0
From changes in demographic assumptions		83		110	0
From changes in financial assumptions		128		(91)	(91)
Other actuarial gain and losses		(10)		39	4
Total Estimated Benefit Payments		(35)		(33)	(30)
Settlement payments		0		0	(2)
Business Combinations and disposals		0		0	0
Effect on changes in foreign exchange rates		(92)		(138)	(69)
Other provision expenses		0		0	0
Balance at the end Liability asset of defined benefit plans		1,204		1,015	1,022
Medical Benefit Commitment [Member] | Plan Assets [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		1,113		1,149	1,240
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		0		0	0
Interest Expense Income		112		97	109
Defined benefit plan expense benefit commitments		0		0	0
Employer contributions		0		114	0
Past service cost expense		0		0	0
Remeasurements benefit commitments		21		(60)	(94)
Return on plan assets		21		(60)	(94)
From changes in demographic assumptions		0		0	0
From changes in financial assumptions		0		0	0
Other actuarial gain and losses		0		0	0
Total Estimated Benefit Payments		(33)		(30)	(30)
Settlement payments		0		0	0
Business Combinations and disposals		0		0	0
Effect on changes in foreign exchange rates		(100)		(156)	(76)
Other provision expenses		0		0	0
Balance at the end Liability asset of defined benefit plans		1,114		1,113	1,149
Medical Benefit Commitment [Member] | Net defined benefit liability (asset) [Member]
Post emplyment liabilities reconciliation
Balance at the beginning Liability asset of defined benefit plans		(98)		(127)	(157)
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		26		24	31
Interest Expense Income		(11)		(11)	(14)
Defined benefit plan expense benefit commitments		0		0	0
Employer contributions		0		(114)	0
Past service cost expense		(11)		(5)	1
Remeasurements benefit commitments		179		119	7
Return on plan assets		(21)		60	94
From changes in demographic assumptions		83		110	0
From changes in financial assumptions		128		(91)	(91)
Other actuarial gain and losses		(10)		39	4
Total Estimated Benefit Payments		(2)		(2)	0
Settlement payments		0		0	(2)
Business Combinations and disposals		0		0	0
Effect on changes in foreign exchange rates		8		18	8
Other provision expenses		0		0	0
Balance at the end Liability asset of defined benefit plans		€ 91		€ (98)	€ (127)

[1]

Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).

[2]	(2) Excluding interest, w hich is recorded under "Interest income or expense".